Loans and Convertible Bridge Financing	12 Months Ended
Dec. 31, 2017
Loans and Convertible Bridge Financing [Abstract]
LOANS AND CONVERTIBLE BRIDGE FINANCING
NOTE 8:-	LOANS AND CONVERTIBLE BRIDGE FINANCING

a.	In February and March 2016, the Company issued convertible bridge financing notes (the “Additional Notes”) with an aggregate principal amount of $206,000. Each Additional Note may be converted at the choice of the holder into the same class of securities offered by the Company in its next equity financing transaction completed within six months after the issuance date of such note, or, if no such transaction is completed within such six month period, the notes will be converted into units at a price of $1.50 per unit.

The Additional Notes accrue interest at a rate of 6% per year. No interest shall accrue if the principal sum is converted pursuant to the terms of the Additional Note as stated above.

Upon the issuance by the Company of ordinary shares in July 2016, the Additional Notes were converted into 274,667 ordinary shares based on a conversion price of $0.75 per share. The Company determined that the Additional Notes contained a beneficial conversion feature. In accordance with the accounting guidance on convertible instruments, the beneficial conversion feature of $74,160 was recognized as additional interest expense during the year ended December 31, 2016 when the Additional Notes were converted into ordinary shares.

b.	On March 22, 2017, the Company received a loan for a principal amount of $162,000 from a lender according to a promissory note executed between the parties. In connection with the loan, commitment fees in the total amount of $12,000 were deducted from the consideration received. The loan bears an interest rate of 12% annually, which must be repaid in five (5) equal monthly installments, commencing on May 31, 2017 and ending on September 30, 2017, subject to any early repayment in accordance with the terms set forth in the promissory note. In addition, pursuant to the loan agreement, the lender received a five-year warrant to purchase 50,000 ordinary shares, at an exercise price of $1.50 per share. The warrants are exercisable on a cashless basis under certain circumstances. In accordance with ASC 480, the Company classified the warrants as liabilities in the amount of $24,573 (the Company used the following assumptions: 0% dividend yield, 71% expected volatility, 2.12% risk free rate and 4.22 expected life in years). As of December 31, 2017 the fair value of the warrants amounted to $22,998. $150,000 out of the loan and accrued interest was repaid prior to December 31, 2017 while the unpaid portion of the loan and accrued interest aggregating $25,510 was repaid on January 2, 2018, and is presented within the short term loans on the balance sheet.

c.	In August 2017, the Company entered into several Securities Purchase Agreements with new investors and additional existing shareholders, whereby the Company issued and sold to such holders senior secured convertible notes in an aggregate principal amount of $905,555 in consideration for an aggregate subscription amount of $774,400 net of issuance costs of $40,600 and five-year warrants to purchase 33,332 ordinary shares, at an exercise price of $1.20 and additional five-year warrants to purchase 33,332 ordinary shares, at an exercise price of $1.00 that were granted as additional issuance costs. The warrants are exercisable on a cashless basis under certain circumstances. In accordance with ASC 480, warrants in the amount of $37,592 (the Company used the following assumptions: 0% dividend yield, 69% expected volatility,2.16% risk free rate and 4.63 expected life in years) were recorded as a liability. As of December 31, 2017, the fair value of the warrants amounted to $36,582.

As part of the secured convertible notes, the Company also issued a five-year warrant to purchase 905,555 ordinary shares, at an exercise price of $1.20 per share. Those warrants are exercisable on a cashless basis under certain circumstances. In accordance with ASC 480, warrants in the amount of $492,034 (the Company used the following assumptions: 0% dividend yield, 69% expected volatility, 2.16% risk free rate and 4.64 expected life in years) were recorded as a liability. As of December 31, 2017, the fair value of the warrants amounted to $478,642.

The notes include a 10% original issue discount on the consideration paid and bear interest at 6% per annum. The notes mature after 14-24 months and may be converted into shares, subject to the terms of such notes. The initial conversion price of the notes was $1.00, but it was adjusted in January 2018 to $0.50 pursuant to the terms of the notes. In February 2018, $10,313 of the convertible notes were converted into 20,626 shares and, in April 2018, $26,025 of the convertible notes were converted into 52,050 shares. In April 2018, $8,889 of the convertible notes were converted into 17,778 shares. The Company may require mandatory conversion of the notes in certain circumstances and pay the convertible note in cash upon event of fundamental transaction and change of control transaction as described in the convertible note agreement.

The term of the warrants is for five (5) years and the initial exercise price of the warrants was $1.20 per ordinary share, subject to adjustment in accordance with their terms. The notes and the warrants include full ratchet anti-dilution purchase price adjustment rights and other mechanisms for adjustment of the purchase price. As a result, following the issuance of warrants to Jet CU P.C.B. Ltd. (“Jet CU”), a company owned by some of the former investors in Digiflex, at an exercise price of $0.50 per share, the conversion and exercise prices of these notes and warrants was adjusted to $0.50 per share.